Goodwill and Other Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Non-amortizable assets:
Gross Carrying Value	$ 304,852	$ 306,142
Accumulated Amortization	(180,207)	(159,696)
Intangibles Net	124,645	146,446
Customer Relationships [Member]
Amortizable assets:
Gross Carrying Value	240,780	240,780
Accumulated Amortization	(142,684)	(126,182)
Intangibles Net	$ 98,096	114,598
Customer Relationships [Member] | Minimum [Member]
Amortizable assets:
Estimated Useful Life in Years	1 year
Customer Relationships [Member] | Maximum [Member]
Amortizable assets:
Estimated Useful Life in Years	16 years
Domain Names [Member]
Amortizable assets:
Estimated Useful Life in Years	7 years
Gross Carrying Value	$ 170	170
Accumulated Amortization	(170)	(170)
Intangibles Net
Advertising Relationships [Member]
Amortizable assets:
Estimated Useful Life in Years	8 years
Gross Carrying Value	$ 755	100
Accumulated Amortization	(230)	(100)
Intangibles Net	525
Internally Developed Software And Other Intangibles [Member]
Amortizable assets:
Gross Carrying Value	28,597	29,042
Accumulated Amortization	(25,607)	(23,225)
Intangibles Net	$ 2,990	5,817
Internally Developed Software And Other Intangibles [Member] | Minimum [Member]
Amortizable assets:
Estimated Useful Life in Years	6 months
Internally Developed Software And Other Intangibles [Member] | Maximum [Member]
Amortizable assets:
Estimated Useful Life in Years	10 years
Trademarks [Member]
Amortizable assets:
Gross Carrying Value	$ 19,950	19,950
Accumulated Amortization	(11,516)	(10,019)
Intangibles Net	$ 8,434	9,931
Trademarks [Member] | Minimum [Member]
Amortizable assets:
Estimated Useful Life in Years	3 years
Trademarks [Member] | Maximum [Member]
Amortizable assets:
Estimated Useful Life in Years	10 years
Amortizable assets [Member]
Amortizable assets:
Gross Carrying Value	$ 290,252	290,042
Accumulated Amortization	(180,207)	(159,696)
Intangibles Net	110,045	130,346
Trade Names [Member]
Non-amortizable assets:
Gross Carrying Value	14,600	16,100
Intangibles Net	$ 14,600	$ 16,100